Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
21	Commitments and contingencies

(a)	Lease commitments

Rental expenses under operating leases were $6,143, $8,784 and $11,071 for year ended December 31, 2009, 2010 and 2011, respectively.

The minimum rentals under operating leases are as follows:

Years ended December 31,
2012	$9,281
2013	7,337
2014	4,044
2015	3,400
2016	3,297
2017 and thereafter	3,619

$30,978

(b)	Capital commitments

As of December 31, 2011, the Company had outstanding capital commitments for property, plant and equipment totaling $23,354.

(c)	Contingencies

The Company is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Company. The Company does not believe that any of these matters will have a material adverse affect on its business, assets or operations.

The Company issues indemnifications and warranties in certain instances in the ordinary course of business to its customers. Historically, costs incurred to settle claims related to these indemnifications and warranties have not been material to the Company’s financial position, results of operations or cash flows. The fair value of the indemnifications and warranties that the Company issued for the years ended December 31, 2009, 2010 and 2011 were not material to the Company’s financial position, results of operations or cash flows.